Long-term Debt and Credit Facility - Schedule of Long Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Sep. 23, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 649.8	$ 1,028.9
Current portion of long-term debt	1.0	1.0
Non-current portion of long-term debt	648.8	1,027.9
Credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings	200.0	220.0
5.75% senior notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 448.8	448.4
5.75% senior notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.75%		5.75%
Second lien term loan
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0.0	358.4
Equipment loans
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1.0	$ 2.1